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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22213
                                   ---------------------------------------------

                           AlphaMark Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     225 Pictoria Drive, Suite 450         Cincinnati, Ohio         45246
--------------------------------------------------------------------------------
            (Address of principal executive offices)              (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                    ----------------------------

Date of fiscal year end:        August 31, 2009
                           --------------------------

Date of reporting period:       November 30, 2008
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - 96.4%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.2%
   HOTELS, RESTAURANTS & LEISURE - 2.9%
       McDonald's Corporation                              5,642   $    331,468
                                                                   ------------
   HOUSEHOLD DURABLES - 2.9%
       Garmin Ltd.                                        19,454        332,274
                                                                   ------------
   MEDIA - 3.2%
       News Corporation - Class A                         45,605        360,279
                                                                   ------------
   SPECIALTY RETAIL - 3.2%
       Staples, Inc.                                      20,945        363,605
                                                                   ------------
CONSUMER STAPLES - 2.0%
   PERSONAL PRODUCTS - 2.0%
       Estee Lauder Companies, Inc. (The) - Class A        8,000        223,200
                                                                   ------------
ENERGY - 5.4%
   OIL, GAS & CONSUMABLE FUELS - 5.4%
       Valero Energy Corporation                          14,546        266,919
       XTO Energy, Inc.                                    8,877        339,457
                                                                   ------------
                                                                        606,376
                                                                   ------------
FINANCIALS - 15.0%
   CAPITAL MARKETS - 10.8%
       Janus Capital Group, Inc.                          51,076        416,270
       State Street Corporation                            9,844        414,531
       TD AMERITRADE Holding Corporation (a)              29,981        398,747
                                                                   ------------
                                                                      1,229,548
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 4.2%
       IntercontinentalExchange, Inc. (a)                  6,469        476,118
                                                                   ------------
HEALTH CARE - 17.5%
   BIOTECHNOLOGY - 4.4%
       Amgen, Inc. (a)                                     9,058        503,081
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
       Medtronic, Inc.                                    11,028        336,574
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES - 2.9%
       Pharmaceutical Product Development, Inc.           12,596        331,779
                                                                   ------------

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 96.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 17.5% (CONTINUED)
   PHARMACEUTICALS - 7.2%
       Johnson & Johnson                                   7,360   $    431,149
       Novo Nordisk                                        7,588        387,747
                                                                   ------------
                                                                        818,896
                                                                   ------------
INDUSTRIALS - 12.9%
   AEROSPACE & DEFENSE - 2.8%
       L-3 Communications Holdings, Inc.                   4,797        322,215
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 2.3%
       Waste Management, Inc.                              8,847        258,333
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 1.9%
       Jacobs Engineering Group, Inc. (a)                  4,707        210,732
                                                                   ------------
   MACHINERY - 5.9%
       Flowserve Corporation                               6,686        336,506
       Parker Hannifin Corporation                         8,212        337,349
                                                                   ------------
                                                                        673,855
                                                                   ------------
INFORMATION TECHNOLOGY - 23.6%
   COMMUNICATIONS EQUIPMENT - 4.3%
       Corning, Inc.                                      28,402        255,902
       Nokia Corporation - ADR                            16,456        233,182
                                                                   ------------
                                                                        489,084
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
       Amphenol Corporation - Class A                     11,724        272,231
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 2.6%
       eBay, Inc. (a)                                     22,018        289,096
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
       Marvell Technology Group Ltd. (a)                  47,323        274,473
       MEMC Electronic Materials, Inc. (a)                18,793        282,271
       Texas Instruments, Inc.                            18,311        285,102
                                                                   ------------
                                                                        841,846
                                                                   ------------

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 96.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 23.6% (CONTINUED)
   SOFTWARE - 6.9%
       Adobe Systems, Inc. (a)                            10,369   $    240,146
       Microsoft Corporation                              15,401        311,408
       Oracle Corporation (a)                             14,359        231,037
                                                                   ------------
                                                                        782,591
                                                                   ------------
MATERIALS - 2.2%
   CHEMICALS - 2.2%
       Potash Corporation Of Saskatchewan, Inc.            4,035        248,717
                                                                   ------------
TELECOMMUNICATION SERVICES - 5.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
       Verizon Communications, Inc.                       10,204        333,161
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES - 2.7%
       Millicom International Cellular S.A.                7,935        304,148
                                                                   ------------

TOTAL COMMON STOCKS (Cost $11,220,321)                             $ 10,939,207
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 15.5%                                SHARES       VALUE
--------------------------------------------------------------------------------
AIM Liquid Assets Portfolio (The), 2.259% (b)            440,236   $    440,236
Fidelity Institutional Money Market Portfolio -
   Select Class, 2.299% (b)                            1,320,707      1,320,707
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $1,760,943)                         $  1,760,943
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 111.9% (Cost $12,981,264)             $ 12,700,150

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9%)                      (1,349,948)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 11,350,202
                                                                   ============
ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 17.6%
   AUTO COMPONENTS - 5.4%
       Fuel Systems Solutions, Inc. (a)                   10,046   $    347,491
                                                                   ------------
   INTERNET & CATALOG RETAIL - 4.8%
       Netflix, Inc. (a)                                  13,491        310,023
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 7.4%
       G-III Apparel Group Ltd. (a)                       25,884        205,260
       Phillips-Van Heusen Corporation                    15,688        273,599
                                                                   ------------
                                                                        478,859
                                                                   ------------
CONSUMER STAPLES - 15.4%
   BEVERAGES - 4.3%
       Vina Concha Y Toro S.A. - ADR                       9,462        280,264
                                                                   ------------
   FOOD PRODUCTS - 7.6%
       Darling International, Inc. (a)                    56,202        281,010
       Omega Protein Corporation (a)                      49,654        206,561
                                                                   ------------
                                                                        487,571
                                                                   ------------
   PERSONAL PRODUCTS - 3.5%
       Inter Parfums, Inc.                                30,430        223,965
                                                                   ------------
ENERGY - 4.9%
   OIL, GAS & CONSUMABLE FUELS - 4.9%
       Tesoro Corporation                                 34,076        313,159
                                                                   ------------
FINANCIALS - 4.8%
   INSURANCE - 4.8%
       American Physicians Service Group, Inc.            15,186        309,339
                                                                   ------------
HEALTH CARE - 18.6%
   BIOTECHNOLOGY - 4.7%
       Cubist Pharmaceuticals, Inc. (a)                   12,422        305,084
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 5.1%
       AMERIGROUP Corporation (a)                         13,300        326,648
                                                                   ------------

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 98.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 18.6% (CONTINUED)
   LIFE SCIENCES TOOLS & SERVICES - 8.8%
       Bio-Rad Laboratories, Inc. - Class A (a)            4,130   $    306,281
       Kendle International, Inc. (a)                     12,798        261,975
                                                                   ------------
                                                                        568,256
                                                                   ------------
INDUSTRIALS - 13.7%
   COMMERCIAL SERVICES & SUPPLIES - 4.8%
       North American Galvanizing & Coatings, Inc.(a)     86,536        312,395
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 3.8%
       Furmanite Corporation (a)                          45,192        243,133
                                                                   ------------
   ELECTRICAL EQUIPMENT - 5.1%
       AZZ, Inc. (a)                                      13,738        330,536
                                                                   ------------
INFORMATION TECHNOLOGY - 14.3%
   INTERNET SOFTWARE & SERVICES - 4.8%
       Open Text Corporation (a)                          11,717        311,790
                                                                   ------------
   SOFTWARE - 9.5%
       Interactive Intelligence, Inc. (a)                 41,478        309,011
       Parametric Technology Corporation (a)              26,309        304,132
                                                                   ------------
                                                                        613,143
                                                                   ------------
MATERIALS - 9.2%
   CHEMICALS - 9.2%
       Balchem Corporation                                12,269        319,362
       Olin Corporation                                   16,839        275,823
                                                                   ------------
                                                                        595,185
                                                                   ------------

TOTAL COMMON STOCKS (Cost $7,365,173)                              $  6,356,841
                                                                   ------------

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.6%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM Liquid Assets Portfolio (The), 2.259% (b)             25,598   $     25,598
Fidelity Institutional Money Market Portfolio -
   Select Class, 2.299% (b)                               76,795         76,795
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $102,393)                           $    102,393
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $7,467,566)              $  6,459,234

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                           (5,775)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $  6,453,459
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

1.    VALUATION

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the "Funds") are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask price. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, all of the inputs used to value the Funds' investments were Level 1.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis as of November 30, 2008:

                                          AlphaMark Large     AlphaMark Small
                                          Cap Growth Fund     Cap Growth Fund

Cost of portfolio investments               $ 12,981,264        $  7,467,566
                                            ============        ============

Gross unrealized appreciation               $    562,677        $     90,001
Gross unrealized depreciation                   (843,791)         (1,098,333)
                                            ------------        ------------

Net unrealized depreciation                 $   (281,114)       $ (1,008,332)
                                            ============        ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Michael L. Simon
                              --------------------------------------------------
                                    Michael L. Simon, President

Date          January 27, 2009
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael L. Simon
                              --------------------------------------------------
                                    Michael L. Simon, President

Date          January 27, 2009
         ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          January 27, 2009
         ---------------------------

* Print the name and title of each signing officer under his or her signature.